FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Outstanding of assets and liabilities derivatives positions (Details) R$ in Thousands, $ in Thousands	Jun. 30, 2020 USD ($)	Jun. 30, 2020 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)
Financial Instruments and Risks
Fair value		R$ (10,819,895)		R$ (1,818,941)
Debt hedge
Financial Instruments and Risks
Fair value		(8,285,547)		(2,154,474)
Operational Hedge
Financial Instruments and Risks
Fair value		(2,979,804)		67,078
Operational Hedge | Zero cost collar (U.S.$ x R$)
Financial Instruments and Risks
Notional amount | $	$ 3,365,500		$ 3,425,000
Fair value		(2,948,115)		67,078
Operational Hedge | NDF (R$ x US$)
Financial Instruments and Risks
Notional amount | $	25,000
Fair value		(29,511)
Operational Hedge | NDF (US$ x ARS)
Financial Instruments and Risks
Notional amount | $	5,500
Fair value		(2,178)
Commodity hedge
Financial Instruments and Risks
Fair value		445,456		268,455
Commodity hedge | Swap US-CPI (standing wood)
Financial Instruments and Risks
Notional amount | $	657,207		679,485
Fair value		522,073		268,547
Commodity hedge | Swap Bunker (oil)
Financial Instruments and Risks
Notional amount | $	87,486		365
Fair value		(76,617)		(92)
Assets | Debt hedge
Financial Instruments and Risks
Fair value		436,940		25,887,797
Assets | Debt hedge | Swap CDI x Fixed (U.S.$)
Financial Instruments and Risks
Notional amount		9,963,450		11,498,565
Fair value		511		11,673,117
Assets | Debt hedge | Swap Pre-Fixed to U.S.$ (U.S.$)
Financial Instruments and Risks
Notional amount | $	1,317,226		1,317,226
Fair value		122,341		1,478,336
Assets | Debt hedge | Swap LIBOR x Fixed (U.S.$)
Financial Instruments and Risks
Notional amount | $	3,683,333		2,750,000
Fair value		62,489		11,063,970
Assets | Debt hedge | Swap IPCA x CDI
Financial Instruments and Risks
Notional amount | $	943,055		933,842
Fair value		251,599		1,093,067
Assets | Debt hedge | Swap IPCA x U.S.$
Financial Instruments and Risks
Notional amount | $	504,368		499,441
Fair value				579,307
Liabilities | Swap IPCA x CDI
Financial Instruments and Risks
Notional amount | $	843,845		843,845
Fair value				(859,812)
Liabilities | Debt hedge
Financial Instruments and Risks
Fair value		(8,722,487)		(28,042,271)
Liabilities | Debt hedge | Swap CDI x Fixed (U.S.$)
Financial Instruments and Risks
Notional amount | $	2,676,617		3,115,614
Fair value		(6,454,760)		(13,613,469)
Liabilities | Debt hedge | Swap LIBOR x Fixed (U.S.$)
Financial Instruments and Risks
Notional amount | $	350,000		350,000
Fair value		(759,431)		(1,511,347)
Liabilities | Debt hedge | Swap LIBOR x Fixed (U.S.$)
Financial Instruments and Risks
Notional amount | $	3,683,333		2,750,000
Fair value		(1,335,739)		(11,508,880)
Liabilities | Debt hedge | Swap IPCA x U.S.$
Financial Instruments and Risks
Notional amount | $	$ 121,003		$ 121,003
Fair value		R$ (172,557)		R$ (548,763)